UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Chilton Capital Management, LLC
           -----------------------------------------------------
Address:   1177 West Loop South,
           Suite 1310
           Houston, TX 77027
           -----------------------------------------------------

Form 13F File Number: 28-07004
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Thomas M. Motter
        -------------------------
Title:  Chief Investment Officer
        -------------------------
Phone:  713-650-1995
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Thomas M. Motter                   Houston, TX                    11/13/2008
--------------------                   -----------                    ----------
    [Signature]                       [City, State]                     [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                  0
                                         ------------
Form 13F Information Table Entry Total:            82
                                         ------------
Form 13F Information Table Value Total:  $242,675,235
                                         ------------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                              FORM 13F INFORMATION TABLE

                                                                   SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP     VALUE  PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
Bank of America                COM              060505104 23695875  677025          Sole             Sole      0    0
Exxon Mobil                    COM              30231g102  7461909   96084          Sole             Sole      0    0
Dow                            COM              260543103  6961091  219040          Sole             Sole      0    0
Procter & Gamble               COM              742718109  6714910   96354          Sole             Sole      0    0
CVS                            COM              126650100  6225114  184941          Sole             Sole      0    0
Cisco                          COM              17275R102  6206120  275094          Sole             Sole      0    0
Sempra Energy                  COM              816851109  5992555  118735          Sole             Sole      0    0
Schlumberger                   COM              806857108  5902979   75592          Sole             Sole      0    0
General Electric               COM              369604103  5631921  220860          Sole             Sole      0    0
3M                             COM              88579Y101  5460701   79940          Sole             Sole      0    0
Novartis AG ADR                COM              66987v109  5272005   99773          Sole             Sole      0    0
Medtronic                      COM              585055106  5208396  103960          Sole             Sole      0    0
Mattel                         COM              577081102  5207967  288690          Sole             Sole      0    0
Franklin Resources             COM              354613101  4919769   55824          Sole             Sole      0    0
Google Cl A                    COM              38259p508  4690089   11710          Sole             Sole      0    0
Applied Biosystems             COM              038149100  4608337  134550          Sole             Sole      0    0
Calamos                        COM              12811r104  4552737  254059          Sole             Sole      0    0
Halliburton                    COM              406216101  4383176  135325          Sole             Sole      0    0
Microsoft                      COM              594918104  4244323  159023          Sole             Sole      0    0
Goldman Sachs                  COM              38141g104  4178944   32648          Sole             Sole      0    0
Symantec                       COM              871503108  4147709  211834          Sole             Sole      0    0
American Express               COM              025816109  3937902  111146          Sole             Sole      0    0
Joy Global                     COM              481165108  3862042   85557          Sole             Sole      0    0
Bruker                         COM              116794108  3705913  278013          Sole             Sole      0    0
Texas Instruments              COM              882508104  3633801  169014          Sole             Sole      0    0
Qualcomm                       COM              747525103  3524614   82025          Sole             Sole      0    0
AES                            COM              00130h105  3411668  291845          Sole             Sole      0    0
Nokia ADR                      COM              654902204  3314384  177715          Sole             Sole      0    0
United Technologies            COM              913017109  3268885   54427          Sole             Sole      0    0
Franklin Electric              COM              353514102  3177038   71314          Sole             Sole      0    0
Isis Pharmaceuticals           COM              464330109  3159612  187070          Sole             Sole      0    0
BorgWarner                     COM              099724106  3145264   95980          Sole             Sole      0    0
Waters                         COM              941848103  3135436   53892          Sole             Sole      0    0
Key Energy Services            COM              492914106  3129622  269795          Sole             Sole      0    0
Calpine                        COM              131347304  3097445  238265          Sole             Sole      0    0
Rogers                         COM              775109200  3043786   91570          Sole             Sole      0    0
Cerner                         COM              156782104  2997352   67145          Sole             Sole      0    0
Arch Coal                      COM              039380100  2750031   83613          Sole             Sole      0    0
Marathon Oil                   COM              565849106  2746245   68880          Sole             Sole      0    0
JDS Uniphase                   COM              46612j507  2574905  304003          Sole             Sole      0    0
Tractor Supply                 COM              892356106  2426495   57705          Sole             Sole      0    0
Greenlight Capital             COM              G4095J109  2425330  105495          Sole             Sole      0    0
Coca Cola                      COM              191216100  2404294   45467          Sole             Sole      0    0
Chevron                        COM              166764100  2285933   27715          Sole             Sole      0    0
Cameron International          COM              13342B105  2238056   58071          Sole             Sole      0    0
Johnson & Johnson              COM              478160104  2220892   32057          Sole             Sole      0    0
Applied Materials              COM              038222105  2116989  139920          Sole             Sole      0    0
JP Morgan Chase                COM              46625h100  2111820   45221          Sole             Sole      0    0
Metabolix                      COM              591018809  2089884  192085          Sole             Sole      0    0
Itron                          COM              465741106  1971563   22270          Sole             Sole      0    0
Wrigley                        COM              982526105  1882574   23710          Sole             Sole      0    0
Under Armour                   COM              904311107  1847415   58168          Sole             Sole      0    0
L-1 Identity Solutions         COM              50212A106  1823255  119323          Sole             Sole      0    0
Wal-Mart                       COM              931142103  1779571   29714          Sole             Sole      0    0
Hershey                        COM              427866108  1725921   43650          Sole             Sole      0    0
HCC Insurance                  COM              404132102  1589760   58880          Sole             Sole      0    0
Cyberonics                     COM              23251P102  1481975   87175          Sole             Sole      0    0
Citigroup                      COM              172967101  1154507   56290          Sole             Sole      0    0
Target                         COM              87612e106  1106322   22555          Sole             Sole      0    0
St Jude Medical                COM              790849103  1088989   25040          Sole             Sole      0    0
EMC                            COM              268648102   968760   81000          Sole             Sole      0    0
ConocoPhillips                 COM              20825c104   950638   12978          Sole             Sole      0    0
Morgan Stanley                 COM              617446448   899645   39115          Sole             Sole      0    0
Pepsico                        COM              713448108   856665   12020          Sole             Sole      0    0
Pfizer                         COM              717081103   833653   45209          Sole             Sole      0    0
Emerson Electric               COM              291011104   739196   18122          Sole             Sole      0    0
Abbott Laboratories            COM              002824100   728674   12655          Sole             Sole      0    0
Wells Fargo                    COM              949746101   565802   15076          Sole             Sole      0    0
Apache                         COM              037411105   474891    4554          Sole             Sole      0    0
Sequenom                       COM              817337405   452540   17000          Sole             Sole      0    0
BP PLC ADR                     COM              055622104   451831    9006          Sole             Sole      0    0
Northrop Grumman               COM              666807102   450720    7445          Sole             Sole      0    0
Genentech                      COM              368710406   421673    4755          Sole             Sole      0    0
Southern                       COM              842587107   389488   10334          Sole             Sole      0    0
Merrill Lynch                  COM              590188108   359260   14200          Sole             Sole      0    0
Tyco Electronics               COM              g9144p105   334077   12078          Sole             Sole      0    0
BB&T                           COM              054937107   328860    8700          Sole             Sole      0    0
Enterprise Products Partners   COM              293792107   309240   12000          Sole             Sole      0    0
America Movil SAB              COM              02364w105   301340    6500          Sole             Sole      0    0
Berkshire Hathaway Cl B        COM              084670207   276885      63          Sole             Sole      0    0
Kroger                         COM              501044101   274800   10000          Sole             Sole      0    0
Ico                            COM              449293109   252450   45000          Sole             Sole      0    0